Restructuring expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 80	SFr 46	SFr 45	SFr 126	SFr 70
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	15	4	43	19	57
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	4	0	(4)	4	(11)
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	65	42	2	107	13
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	15	13	(1)	28	6
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 46	SFr 25	SFr 3	71	7
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				120	80
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				15	66
Bank | of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				1	4
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				105	14
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				27	7
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				SFr 70	SFr 7